UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22092
Oppenheimer Global Value Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: April 30
Date of reporting period: 10/29/2010

Item 1. Reports to Stockholders.

October 29, 2010

Oppenheimer

Global Value Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Top Ten Common Stock Holdings

Cablevision Systems Corp. New York Group, Cl. A	4.5%
Forest City Enterprises, Inc., Cl. A	4.5
International Speedway Corp., Cl. A	3.6
Viterra, Inc.	3.4
QUALCOMM, Inc.	3.1
eBay, Inc.	3.1
Telephone & Data Systems, Inc.	3.0
Griffon Corp.	3.0
Bank of America Corp.	2.9
Legg Mason, Inc.	2.6
Portfolio holdings and allocations are subject to change. Percentages are as of October 29, 2010, and are based on net assets.
Top Ten Geographical Holdings

United States	54.9%
Japan	12.7
United Kingdom	10.5
Germany	5.8
Bermuda	4.2
Canada	3.3
Switzerland	3.3
Ireland	2.0
Hong Kong	1.3
France	1.2
Portfolio holdings and allocations are subject to change. Percentages are as of October 29, 2010, and are based on the total market value of investments.
8 | OPPENHEIMER GLOBAL VALUE FUND

Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of October 29, 2010, and are based on the total market value of investments.
9 | OPPENHEIMER GLOBAL VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund and may be obtained by calling us at 1.800.525.7048. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund incepted on 10/1/07. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class C shares of the Fund incepted on 10/1/07. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund incepted on 10/1/07. Class N shares are offered only through certain retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund incepted on 10/1/07. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor, and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER GLOBAL VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 29, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER GLOBAL VALUE FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	May 1, 2010	October 29, 2010	October 29, 2010

Actual
Class A	$1,000.00	$1,022.20	$7.08
Class B1	1,000.00	1,018.00	10.87
Class C	1,000.00	1,018.00	10.87
Class N	1,000.00	1,020.70	8.35
Class Y	1,000.00	1,023.80	5.31

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.95	7.07
Class B1	1,000.00	1,014.21	10.85
Class C	1,000.00	1,014.21	10.85
Class N	1,000.00	1,016.70	8.33
Class Y	1,000.00	1,019.70	5.30
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 29, 2010 are as follows:

Class	Expense Ratios

Class A	1.40%
Class B1	2.15
Class C	2.15
Class N	1.65
Class Y	1.05
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

1.	See Note 1 of the accompanying Notes.
12 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF INVESTMENTS October 29, 2010* / Unaudited

	Shares	Value
Common Stocks—101.2%
Consumer Discretionary—25.1%
Auto Components—2.3%
Tenneco, Inc.[1]	1,773	$57,835
Automobiles—1.2%
Bayerische Motoren Werke (BMW) AG, Preference	610	29,613
Distributors—2.6%
Inchcape plc[1]	11,492	64,211
Hotels, Restaurants & Leisure—5.7%
International Speedway Corp., Cl. A	3,896	88,985
Lottomatica SpA	1,150	19,175
Sonesta International Hotels Corp., Cl. A1	2,168	34,690

		142,850

Internet & Catalog Retail—1.7%
Rakuten, Inc.	55	42,376
Media—7.9%
Cablevision Systems Corp. New York Group, Cl. A	4,191	112,067
Fisher Communications, Inc.[1]	2,996	54,767
Vivendi SA	1,080	30,807

		197,641

Specialty Retail—2.5%
Topps Tiles plc[1]	61,770	63,098
Textiles, Apparel & Luxury Goods—1.2%
Bijou Brigitte Modische Accessoires AG	179	28,877
Consumer Staples—4.9%
Beverages—1.5%
Diageo plc	2,050	37,841
Food Products—3.4%
Viterra, Inc.[1]	8,883	85,094
Energy—0.7%
Energy Equipment & Services—0.7%
Transocean Ltd.[1]	275	17,424
Financials—28.2%
Capital Markets—8.1%
Credit Suisse Group AG	1,059	43,746
Goldman Sachs Group, Inc. (The)	331	53,274
Legg Mason, Inc.	2,127	66,001
UBS AG1	2,347	39,735

		202,756

Diversified Financial Services—7.6%
Bank of America Corp.	6,240	71,386
Citigroup, Inc.[1]	15,596	65,035
Guoco Group Ltd.	4,275	52,284

		188,705

Insurance—5.3%
Assured Guaranty Ltd.	2,904	55,321
Dai-ichi Life Insurance Co.	20	24,151
XL Group plc	2,475	52,346

		131,818

Real Estate Management & Development—7.2%
Forest City Enterprises, Inc., Cl. A1	7,627	111,278
Henderson Land Development Co. Ltd.	4,712	33,465
Mitsui Fudosan Co. Ltd.	1,870	35,507

		180,250

Health Care—11.2%
Biotechnology—8.0%
Genzyme Corp. (General Division)[1]	779	56,189
Gilead Sciences, Inc.[1]	1,511	59,941
ImmunoGen, Inc.[1]	4,230	34,771
Momenta Pharmaceuticals, Inc.[1]	2,980	49,796

		200,697

Health Care Equipment & Supplies—1.0%
Carl Zeiss Meditec AG	1,472	25,497
Pharmaceuticals—2.2%
Allergan, Inc.	554	40,115
Santen Pharmaceutical Co. Ltd.	400	13,809

		53,924
13 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Industrials—4.8%
Building Products—3.0%
Griffon Corp.[1]	6,274	$73,970
Commercial Services & Supplies—0.9%
Secom Co. Ltd.	500	22,780
Machinery—0.9%
Fanuc Ltd.	148	21,535
Information Technology—21.5%
Communications Equipment—3.1%
QUALCOMM, Inc.	1,705	76,947
Electronic Equipment & Instruments—3.0%
Hirose Electric Co.	280	28,079
Hoya Corp.	1,500	34,891
Omron Corp.	500	11,540

		74,510

Internet Software & Services—8.2%
eBay, Inc.[1]	2,566	76,492
Google, Inc., Cl. A1	76	46,587
GSI Commerce, Inc.[1]	2,110	51,526
So-net Entertainment Corp.	12	31,092

		205,697

IT Services—2.5%
Wirecard AG	4,283	63,933
Office Electronics—1.4%
Canon, Inc.	750	34,488
Software—3.3%
Autonomy Corp. plc[1]	2,430	56,926
Simplex Holdings Inc.	55	24,979

		81,905

Telecommunication Services—4.8%
Diversified Telecommunication Services—1.8%
Jazztel plc[1]	9,821	45,108
Wireless Telecommunication Services—3.0%
Telephone & Data Systems, Inc.	2,159	75,200

Total Common Stocks (Cost $1,980,080)		2,526,580

	Units
Rights, Warrants and Certificates—0.0%
Henderson Land Development Co. Ltd. Wts., Strike Price $58, Exp. 6/1/11[1] (Cost $0)	1,000	387

	Shares
Investment Companies—1.2%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[2,3]	3,712	3,712
Oppenheimer Institutional Money Market Fund, Cl. E, 0.25%[2,4]	24,977	24,977

Total Investment Companies (Cost $28,689)		28,689

Total Investments, at Value (Cost $2,008,769)	102.4%	2,555,656
Liabilities in Excess of Other Assets	(2.4)	(59,611)

Net Assets	100.0%	$2,496,045

Footnotes to Statement of Investments

*	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	Non-income producing security.

2.	Rate shown is the 7-day yield as of October 29, 2010.

3.	Interest rate is less than 0.0005%.

4.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 29, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	April 30, 2010	Additions	Reductions	October 29, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	34,241	513,968	523,232	24,977
14 | OPPENHEIMER GLOBAL VALUE FUND

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$24,977	$32
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of October 29, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$626,501	$—	$—	$626,501
Consumer Staples	122,935	—	—	122,935
Energy	17,424	—	—	17,424
Financials	643,871	59,658	—	703,529
Health Care	280,118	—	—	280,118
Industrials	73,970	44,315	—	118,285
Information Technology	403,503	133,977	—	537,480
Telecommunication Services	120,308	—	—	120,308
Rights, Warrants and Certificates	—	387	—	387
Investment Companies	28,689	—	—	28,689

Total Investments, at Value	2,317,319	238,337	—	2,555,656

Other Financial Instruments:
Foreign currency exchange contracts	—	918	—	918

Total Assets	$2,317,319	$239,255	$—	$2,556,574

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(21,405)	$—	$(21,405)

Total Liabilities	$—	$(21,405)	$—	$(21,405)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
15 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

	Transfers into	Transfers out of	Transfers into	Transfers out of
	Level 1*	Level 1**	Level 2**	Level 2*

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$44,168	$—	$—	$(44,168)
Financials	156,999	(57,743)	57,743	(156,999)
Information Technology	—	(32,416)	32,416	—

Total Assets	$201,167	$(90,159)	$90,159	$(201,167)

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

**	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United States	$1,402,965	54.9%
Japan	325,227	12.7
United Kingdom	267,184	10.5
Germany	147,920	5.8
Bermuda	107,605	4.2
Canada	85,094	3.3
Switzerland	83,481	3.3
Ireland	52,346	2.0
Hong Kong	33,852	1.3
France	30,807	1.2
Italy	19,175	0.8

Total	$2,555,656	100.0%

Foreign Currency Exchange Contracts as of October 29, 2010 are as follows:

		Contract
Counterparty/Contract		Amount	Expiration		Unrealized	Unrealized
Description	Buy/Sell	(000’s)	Dates	Value	Appreciation	Depreciation

Barclay’s Capital
Japanese Yen (JPY)	Sell	8,600 JPY	5/24/11-8/29/11	$107,241	$—	$6,893
Deutsche Bank
Japanese Yen (JPY)	Sell	11,500 JPY	4/20/11	143,188	—	14,466
Merrill Lynch Pierce:
Canadian Dollar (CAD)	Buy	40 CAD	4/20/11	39,047	690	—
Canadian Dollar (CAD)	Sell	80 CAD	4/20/11	78,094	228	—

					918	—
RBS Greenwich Capital
British Pound Sterling (GBP)	Sell	2 GBP	11/1/10	2,799	—	46

Total unrealized appreciation and depreciation					$918	$21,405

See accompanying Notes to Financial Statements.
16 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
October 29, 20101

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,983,792)	$2,530,679
Affiliated companies (cost $24,977)	24,977

2,555,656
Cash—foreign currencies (cost $7)	7
Unrealized appreciation on foreign currency exchange contracts	918
Receivables and other assets:
Investments sold	48,365
Dividends	3,083
Shares of beneficial interest sold	1,000
Other	3,505

Total assets	2,612,534

Liabilities
Unrealized depreciation on foreign currency exchange contracts	21,405
Payables and other liabilities:
Investments purchased	56,987
Legal, auditing and other professional fees	27,772
Shareholder communications	6,362
Distribution and service plan fees	1,454
Transfer and shareholder servicing agent fees	22
Trustees’ compensation	15
Other	2,472

Total liabilities	116,489

Net Assets	$2,496,045

Composition of Net Assets
Par value of shares of beneficial interest	$93
Additional paid-in capital	2,592,732
Accumulated net investment loss	(18,049)
Accumulated net realized loss on investments and foreign currency transactions	(605,298)
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies	526,567

Net Assets	$2,496,045

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
17 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,314,933 and 86,506 shares of beneficial interest outstanding)	$26.76
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$28.39

Class B Shares:[2]
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $45,185 and 1,700 shares of beneficial interest outstanding)	$26.58

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $45,184 and 1,700 shares of beneficial interest outstanding)	$26.58

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $45,302 and 1,700 shares of beneficial interest outstanding)	$26.65

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $45,441 and 1,700 shares of beneficial interest outstanding)	$26.73

2.	See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended October 29, 20101

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $391)	$9,793
Affiliated companies	32

Total investment income	9,825

Expenses
Management fees	9,186
Distribution and service plan fees:
Class A	1,361
Class B2	183
Class C	183
Class N	79
Transfer and shareholder servicing agent fees—Class A	64
Shareholder communications:
Class A	5,636
Class B2	880
Class C	880
Class N	880
Class Y	880
Legal, auditing and other professional fees	16,314
Registration and filing fees	2,908
Trustees’ compensation	19
Other	361

Total expenses	39,814
Less waivers and reimbursements of expenses	(23,446)

Net expenses	16,368

Net Investment Loss	(6,543)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	180,826
Foreign currency transactions	(32)

Net realized gain	180,794
Net change in unrealized appreciation/depreciation on:
Investments	(167,840)
Translation of assets and liabilities denominated in foreign currencies	47,985

Net change in unrealized appreciation/depreciation	(119,855)

Net Increase in Net Assets Resulting from Operations	$54,396

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	October 29, 2010[1]	April 30,
	(Unaudited)	2010

Operations
Net investment loss	$(6,543)	$(1,329)
Net realized gain	180,794	386,461
Net change in unrealized appreciation/depreciation	(119,855)	662,155

Net increase in net assets resulting from operations	54,396	1,047,287

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(14,578)
Class B2	—	(83)
Class C	—	(83)
Class N	—	(225)
Class Y	—	(396)

	—	(15,365)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	9,407	19,404
Class B2	—	—
Class C	—	—
Class N	—	—
Class Y	—	—

	9,407	19,404

Net Assets
Total increase	63,803	1,051,326
Beginning of period	2,432,242	1,380,916

End of period (including accumulated net investment loss of $18,049 and $11,506, respectively)	$2,496,045	$2,432,242

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
20 | OPPENHEIMER GLOBAL VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	October 29, 2010[1]		Year Ended April 30,
Class A	(Unaudited)	2010	2009	2008[2]

Per Share Operating Data
Net asset value, beginning of period	$26.18	$15.03	$23.93	$30.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(.07)	(.01)	.21	.14
Net realized and unrealized gain (loss)	.65	11.33	(8.69)	(5.93)

Total from investment operations	.58	11.32	(8.48)	(5.79)

Divdends and/or distributions to shareholders:
Dividends from net investment income	—	(.17)	(.34)	(.28)
Tax return of capital distribution	—	—	(.08)	—

Total dividends and/or distributions to shareholders	—	(.17)	(.42)	(.28)

Net asset value, end of period	$26.76	$26.18	$15.03	$23.93

Total Return, at Net Asset Value[4]	2.22%	75.50%	(35.21)%	(19.33)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,315	$2,255	$1,279	$1,891

Average net assets (in thousands)	$2,112	$1,801	$1,391	$1,730

Ratios to average net assets:[5]
Net investment income (loss)	(0.54)%	(0.04)%	1.23%	0.93%
Total expenses[6]	3.17%	3.95%	6.11%	3.64%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.40%	1.40%	1.40%	1.39%

Portfolio turnover rate	51%	85%	114%	74%

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 29, 2010	3.17%
Year Ended April 30, 2010	3.95%
Year Ended April 30, 2009	6.11%
Period Ended April 30, 2008	3.64%
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER GLOBAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	October 29, 2010[1]		Year Ended April 30,
Class B7	(Unaudited)	2010	2009	2008[2]

Per Share Operating Data
Net asset value, beginning of period	$26.11	$15.01	$23.87	$30.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(.16)	(.17)	.08	.01
Net realized and unrealized gain (loss)	.63	11.32	(8.64)	(5.91)

Total from investment operations	.47	11.15	(8.56)	(5.90)

Divdends and/or distributions to shareholders:
Dividends from net investment income	—	(.05)	(.24)	(.23)
Tax return of capital distribution	—	—	(.06)	—

Total dividends and/or distributions to shareholders	—	(.05)	(.30)	(.23)

Net asset value, end of period	$26.58	$26.11	$15.01	$23.87

Total Return, at Net Asset Value[4]	1.80%	74.33%	(35.71)%	(19.70)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45	$44	$26	$40

Average net assets (in thousands)	$41	$36	$29	$43

Ratios to average net assets:[5]
Net investment income (loss)	(1.29)%	(0.79)%	0.50%	0.09%
Total expenses[6]	7.60%	9.29%	22.47%	6.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.15%	2.15%	2.15%	2.14%

Portfolio turnover rate	51%	85%	114%	74%

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 29, 2010	7.60%
Year Ended April 30, 2010	9.29%
Year Ended April 30, 2009	22.47%
Period Ended April 30, 2008	6.92%

7.	See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER GLOBAL VALUE FUND

	Six Months
	Ended
	October 29, 2010[1]		Year Ended April 30,
Class C	(Unaudited)	2010	2009	2008[2]

Per Share Operating Data
Net asset value, beginning of period	$26.11	$15.01	$23.87	$30.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(.16)	(.17)	.08	.01
Net realized and unrealized gain (loss)	.63	11.32	(8.64)	(5.91)

Total from investment operations	.47	11.15	(8.56)	(5.90)

Divdends and/or distributions to shareholders:
Dividends from net investment income	—	(.05)	(.24)	(.23)
Tax return of capital distribution	—	—	(.06)	—

Total dividends and/or distributions to shareholders	—	(.05)	(.30)	(.23)

Net asset value, end of period	$26.58	$26.11	$15.01	$23.87

Total Return, at Net Asset Value[4]	1.80%	74.33%	(35.71)%	(19.70)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45	$44	$26	$41

Average net assets (in thousands)	$41	$36	$29	$43

Ratios to average net assets:[5]
Net investment income (loss)	(1.29)%	(0.79)%	0.50%	0.09%
Total expenses[6]	7.60%	9.28%	22.47%	6.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.15%	2.15%	2.15%	2.14%

Portfolio turnover rate	51%	85%	114%	74%

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 29, 2010	7.60%
Year Ended April 30, 2010	9.28%
Year Ended April 30, 2009	22.47%
Period Ended April 30, 2008	6.92%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER GLOBAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	October 29, 2010[1]		Year Ended April 30,
Class N	(Unaudited)	2010	2009	2008[2]

Per Share Operating Data
Net asset value, beginning of period	$26.11	$15.00	$23.91	$30.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(.10)	(.06)	.17	.09
Net realized and unrealized gain (loss)	.64	11.30	(8.68)	(5.91)

Total from investment operations	.54	11.24	(8.51)	(5.82)

Divdends and/or distributions to shareholders:
Dividends from net investment income	—	(.13)	(.33)	(.27)
Tax return of capital distribution	—	—	(.07)	—

Total dividends and/or distributions to shareholders	—	(.13)	(.40)	(.27)

Net asset value, end of period	$26.65	$26.11	$15.00	$23.91

Total Return, at Net Asset Value[4]	2.07%	75.09%	(35.37)%	(19.46)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45	$44	$25	$41

Average net assets (in thousands)	$41	$36	$29	$43

Ratios to average net assets:[5]
Net investment income (loss)	(0.80)%	(0.29)%	1.00%	0.59%
Total expenses[6]	7.10%	8.78%	21.94%	6.42%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.65%	1.65%	1.64%

Portfolio turnover rate	51%	85%	114%	74%

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 29, 2010	7.10%
Year Ended April 30, 2010	8.78%
Year Ended April 30, 2009	21.94%
Period Ended April 30, 2008	6.42%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER GLOBAL VALUE FUND

	Six Months
	Ended
	October 29, 2010[1]		Year Ended April 30,
Class Y	(Unaudited)	2010	2009	2008[2]

Per Share Operating Data
Net asset value, beginning of period	$26.11	$14.97	$23.95	$30.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(.02)	.06	.27	.17
Net realized and unrealized gain (loss)	.64	11.31	(8.72)	(5.91)

Total from investment operations	.62	11.37	(8.45)	(5.74)

Divdends and/or distributions to shareholders:
Dividends from net investment income	—	(.23)	(.43)	(.31)
Tax return of capital distribution	—	—	(.10)	—

Total dividends and/or distributions to shareholders	—	(.23)	(.53)	(.31)

Net asset value, end of period	$26.73	$26.11	$14.97	$23.95

Total Return, at Net Asset Value[4]	2.38%	76.23%	(35.00)%	(19.19)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46	$45	$25	$41

Average net assets (in thousands)	$42	$36	$29	$43

Ratios to average net assets:[5]
Net investment income (loss)	(0.20)%	0.31%	1.60%	1.19%
Total expenses[6]	6.71%	8.53%	21.62%	6.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.05%	1.05%	1.05%	1.05%

Portfolio turnover rate	51%	85%	114%	74%

1.	October 29, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 29, 2010	6.71%
Year Ended April 30, 2010	8.53%
Year Ended April 30, 2009	21.62%
Period Ended April 30, 2008	6.24%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Global Value Fund (the “Fund”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of October 29, 2010, 75.2% of the Fund’s shares were owned by the Manager.
     The Fund offers Class A, Class C, Class N and Class Y shares and previously offered Class B shares. All Class B shares were converted to Class A shares on November 16, 2010 and the Fund no longer offers Class B shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since October 29, 2010 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing
26 | OPPENHEIMER GLOBAL VALUE FUND

the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates,
27 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.
28 | OPPENHEIMER GLOBAL VALUE FUND

Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended April 30, 2010, the Fund utilized $62,862 of capital loss carryforward to offset capital gains realized in that fiscal year. As of April 30, 2010, the Fund had available for federal income tax purposes post-October foreign currency losses of $203 and unused capital loss carryforward as follows:

Expiring

2017	$724,427
As of October 29, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $543,836 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended October 29, 2010, it is estimated that the Fund will utilize $180,794 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,078,960

Gross unrealized appreciation	$521,067
Gross unrealized depreciation	(44,371)

Net unrealized appreciation	$476,696

29 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure
30 | OPPENHEIMER GLOBAL VALUE FUND

of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended October 29, 2010[1]		Year Ended April 30, 2010[1]
	Shares	Amount	Shares	Amount

Class A
Sold	395	$9,407	1,277	$26,850
Dividends and/or distributions reinvested	—	—	171	3,850
Redeemed	—	—	(450)	(11,296)

Net increase	395	$9,407	998	$19,404

1.	There were no transactions in shares of beneficial interest for the six months ended October 29, 2010 and the year ended April 30, 2010 for classes B, C, N and Y.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended October 29, 2010, were as follows:

	Purchases	Sales

Investment securities	$1,184,101	$1,195,432
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.80% of average net assets of the Fund.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 29, 2010, the Fund paid $80 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services
31 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares is shown in the following table for the period indicated.

Class A Front-End
Sales Charges Retained
Six Months Ended	by Distributor

October 29, 2010	$27
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” will not exceed 1.40% for Class A shares, 2.15% for Class B shares, 2.15% for Class C shares, 1.65% for Class N shares and 1.05% for Class Y shares. During the six months ended October 29, 2010, the Manager waived $18,834, $1,138, $1,138, $1,138 and $1,185 for Class A, Class B, Class C, Class N and Class Y shares, respectively.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended October 29, 2010, the Manager waived fees and/or reimbursed the Fund $13 for IMMF management fees.
32 | OPPENHEIMER GLOBAL VALUE FUND

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to
33 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
     The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of October 29, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $918, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.
34 | OPPENHEIMER GLOBAL VALUE FUND

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivative Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
As of October 29, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $21,359 for which collateral was not posted by the Fund. Securities held in collateralized accounts to cover these liabilities are noted in the Statement of Investments, if applicable. If a contingent feature would have been triggered as of October 29, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
Valuations of derivative instruments as of October 29, 2010 are as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
Derivatives not	Assets and		Assets and
Accounted for as	Liabilities		Liabilities
Hedging Instruments	Location	Value	Location	Value

Foreign exchange contracts	Unrealized		Unrealized
	appreciation on		depreciation on
	foreign currency		foreign currency
	exchange contracts	$918	exchange contracts	$21,405
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted	Foreign currency
for as Hedging Instruments	transactions

Foreign exchange contracts	$(462)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Translation of assets and
Derivatives Not Accounted	liabilities denominated in
for as Hedging Instruments	foreign currencies

Foreign exchange contracts	$(20,548)
35 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     During the six months ended October 29, 2010, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $37,997 and $226,191, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and
36 | OPPENHEIMER GLOBAL VALUE FUND

that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
37 | OPPENHEIMER GLOBAL VALUE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
38 | OPPENHEIMER GLOBAL VALUE FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Randall Dishmon, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load global multi-cap value funds. The Board noted that the Fund’s one-year and since inception performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load global multi-cap value, global large-cap core, and global large-cap value funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so expenses after payments, waivers and/or reimbursements and reduction to custodian expenses will not exceed 1.40% for Class A shares, 2.15% for Class B and Class C shares, 1.65% for Class N shares, and 1.05% for Class Y shares. The Manager may modify
39 | OPPENHEIMER GLOBAL VALUE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
or terminate this undertaking at any time without notice to shareholders. The Board noted that the Fund’s actual management fees were equal to its peer group median and lower than its peer group average. The Fund’s contractual management fees were lower than its peer group median and higher than its peer group average. The Fund’s total expenses were lower than its peer group median and average.
     Economies of Scale. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund’s shareholders at the current level of Fund assets in relation to its management fee.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
40 | OPPENHEIMER GLOBAL VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
41 | OPPENHEIMER GLOBAL VALUE FUND

OPPENHEIMER GLOBAL VALUE FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Randall C. Dishmon, Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2010 OppenheimerFunds, Inc. All rights reserved.
42 | OPPENHEIMER GLOBAL VALUE FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms
•	When you create a user ID and password for online account access
•	When you enroll in eDocs Direct, our electronic document delivery service
•	Your transactions with us, our affiliates or others
•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
43 | OPPENHEIMER GLOBAL VALUE FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort.

The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/29/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Value Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 12/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 12/07/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 12/07/2010